Subsequent Events - Additional Information (Detail)											3 Months Ended			12 Months Ended
	Mar. 07, 2017 USD ($) shares	Mar. 06, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Jan. 18, 2017 fund shares	Jan. 12, 2017 shares	Jan. 10, 2017 shares	Jan. 04, 2017 shares	Dec. 22, 2016 USD ($)	Jul. 24, 2015 USD ($)	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $														$ 0	$ 1,434,194
Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock (shares) | shares													506,585
Maximum commitment under stock purchase agreement | $										$ 10,000,000.0
Purchase agreement term										24 months
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion | shares											300,000	900,000		1,000,000
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted | shares														1,000
Essentialis, Inc. [Member]
Subsequent Event [Line Items]
Amount of financing needed | $									$ 8,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $	$ 10,000,000
Shares issued for financing (shares) | shares	8,333,333
Number of funds | fund					2
Subsequent event [Member] | Aspire Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $	$ 2,000,000	$ 2,000,000		$ 2,000,000
Issuance of common stock (shares) | shares	2,083,333			708,333
Maximum commitment under stock purchase agreement | $				$ 17,000,000.0
Purchase agreement term				30 months
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion | shares					601,000	601,000	601,000	601,000
Subsequent event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted | shares					601	601	601	601
Subsequent event [Member] | Settled Litigation [Member]
Subsequent Event [Line Items]
Payment to dismiss lawsuit | $			$ 175,000
Subsequent event [Member] | Essentialis, Inc. [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $	$ 8,000,000	$ 8,000,000
Common stock shares issued in acquisition (shares) | $	$ 18,916,940
Shares reserved for indemnification claims (shares) | shares	913,379
Indemnification claims period	1 year
Contingent consideration potential additional shares issuable if milestones are reached (shares) | shares	4,566,948
Maximum total common stock issuable in acquisition (in shares) | shares	24,397,267
Maximum potential cash earnout payments | $	$ 30,000,000